Sterling Capital Behavioral Large Cap Value Equity Fund
1
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.5%
2,600
General Dynamics Corp. .............
$ 542,022
Air Freight & Logistics — 1.2%
2,050
United Parcel Service, Inc., Class B .....
439,397
Automobiles — 1.8%
31,000
Ford Motor Co. ...................
643,870
Banks — 9.2%
21,850
Bank of America Corp. ..............
972,107
4,453
Bank OZK .......................
207,198
9,829
Citigroup, Inc. ....................
593,573
2,300
Comerica, Inc. ....................
200,100
3,044
JPMorgan Chase & Co. .............
482,017
2,000
Popular, Inc. .....................
164,080
3,750
Synovus Financial Corp. .............
179,513
9,800
Wells Fargo & Co. .................
470,204
3,268,792
Biotechnology — 5.6%
2,650
AbbVie, Inc. .....................
358,810
8,350
Gilead Sciences, Inc. ...............
606,293
1,300
Moderna, Inc.(a) ..................
330,174
850
Regeneron Pharmaceuticals, Inc.(a) .....
536,792
750
United Therapeutics Corp.(a) .........
162,060
1,994,129
Building Products — 1.7%
2,350
Builders FirstSource, Inc.(a) ..........
201,419
3,200
Johnson Controls International PLC .....
260,192
1,500
Owens Corning ...................
135,750
597,361
Capital Markets — 6.2%
3,400
Blackstone, Inc. ...................
439,926
1,650
Goldman Sachs Group, Inc. (The) ......
631,207
2,000
Janus Henderson Group PLC .........
83,880
4,850
KKR & Co., Inc. ..................
361,325
6,875
Morgan Stanley ...................
674,850
2,191,188
Chemicals — 2.7%
1,200
CF Industries Holdings, Inc. ..........
84,936
9,150
Dow, Inc. ........................
518,988
1,850
LyondellBasell Industries NV, Class A ...
170,625
3,150
Olin Corp. .......................
181,188
955,737
Communications Equipment — 0.5%
2,850
Cisco Systems, Inc. ................
180,605
Consumer Finance — 2.0%
3,650
Capital One Financial Corp. ..........
529,579
1,650
Discover Financial Services ..........
190,674
720,253
Shares Fair Value
COMMON STOCKS — (continued)
Diversified Consumer Services — 0.3%
1,600
Service Corp. International ...........
$ 113,584
Diversified Telecommunication Services — 2.6%
11,200
Lumen Technologies, Inc. ............
140,560
14,807
Verizon Communications, Inc. .........
769,372
909,932
Electric Utilities — 3.7%
2,450
Duke Energy Corp. ................
257,005
10,812
Exelon Corp. .....................
624,501
6,050
Southern Co. (The) .................
414,909
1,296,415
Electrical Equipment — 2.4%
800
Acuity Brands, Inc. ................
169,376
5,600
Emerson Electric Co. ...............
520,632
4,300
nVent Electric PLC .................
163,400
853,408
Electronic Equipment, Instruments &
Components — 0.6%
1,500
Arrow Electronics, Inc.(a) ............
201,405
Energy Equipment & Services — 1.1%
12,750
Schlumberger NV .................
381,862
Equity Real Estate Investment Trusts (REITS)
— 4.2%
7,350
Brixmor Property Group, Inc. .........
186,763
450
Public Storage ....................
168,552
7,300
Realty Income Corp. ...............
522,607
2,950
Simon Property Group, Inc. ..........
471,321
3,000
Spirit Realty Capital, Inc. ............
144,570
1,493,813
Food & Staples Retailing — 0.9%
5,550
Albertsons Cos., Inc., Class A .........
167,555
3,550
Kroger Co. (The) ..................
160,673
328,228
Food Products — 1.0%
2,400
Archer-Daniels-Midland Co. ..........
162,216
2,050
Tyson Foods, Inc., Class A ...........
178,678
340,894
Gas Utilities — 0.5%
2,650
National Fuel Gas Co. ..............
169,441
Health Care Providers & Services — 7.8%
1,300
AmerisourceBergen Corp. ............
172,757
1,524
Anthem, Inc. .....................
706,435
6,900
CVS Health Corp. .................
711,804
1,800
HCA Healthcare, Inc. ...............
462,456
500
Laboratory Corp. of America Holdings(a)
157,105
824
McKesson Corp. ..................
204,822
550
Molina Healthcare, Inc.(a) ...........
174,944

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Providers & Services — (continued)
1,100
Quest Diagnostics, Inc. ..............
$ 190,311
2,780,634
Hotels, Restaurants & Leisure — 0.5%
2,600
Boyd Gaming Corp.(a) ..............
170,482
Household Durables — 1.7%
1,550
DR Horton, Inc. ...................
168,098
1,750
Lennar Corp., Class A ..............
203,280
750
Toll Brothers, Inc. .................
54,292
700
Whirlpool Corp. ...................
164,262
589,932
Household Products — 0.9%
1,950
Procter & Gamble Co. (The) ..........
318,981
Independent Power and Renewable Electricity
Producers — 0.5%
7,450
Vistra Corp. ......................
169,637
Insurance — 3.3%
8,600
Aflac, Inc. .......................
502,154
2,650
Fidelity National Financial, Inc. ........
138,277
4,750
Prudential Financial, Inc. ............
514,140
1,154,571
Interactive Media & Services — 2.0%
200
Alphabet, Inc., Class A(a) ............
579,408
50
Alphabet, Inc., Class C(a) ............
144,679
724,087
IT Services — 1.8%
1,850
Alliance Data Systems Corp. ..........
123,155
3,850
International Business Machines Corp. ..
514,591
637,746
Machinery — 1.2%
1,300
Deere & Co. .....................
445,757
Media — 1.9%
4,050
Fox Corp., Class A .................
149,445
5,450
Interpublic Group of Cos., Inc. (The) ....
204,103
3,250
Liberty Media Corp-Liberty SiriusXM,
Class C(a) .....................
165,262
1,144
Nexstar Media Group, Inc., Class A .....
172,721
691,531
Metals & Mining — 1.7%
13,649
Freeport-McMoRan, Inc. ............
569,573
300
Nucor Corp. .....................
34,245
603,818
Mortgage Real Estate Investment Trusts (REITS)
— 0.7%
8,900
New Residential Investment Corp. ......
95,319
6,350
Starwood Property Trust, Inc. .........
154,305
249,624
Shares Fair Value
COMMON STOCKS — (continued)
Multiline Retail — 1.5%
2,249
Target Corp. .....................
$ 520,509
Oil, Gas & Consumable Fuels — 5.0%
2,350
ConocoPhillips ...................
169,623
5,950
EOG Resources, Inc. ...............
528,539
9,950
Exxon Mobil Corp. ................
608,840
2,600
Pioneer Natural Resources Co. ........
472,888
1,779,890
Paper & Forest Products — 0.5%
2,300
Louisiana-Pacific Corp. .............
180,205
Personal Products — 0.5%
15,800
Coty, Inc., Class A(a) ...............
165,900
Pharmaceuticals — 5.0%
9,500
Merck & Co., Inc. .................
728,080
17,750
Pfizer, Inc. .......................
1,048,137
1,776,217
Professional Services — 0.4%
1,150
Robert Half International, Inc. .........
128,248
Road & Rail — 0.9%
2,800
Knight-Swift Transportation Holdings, Inc.
170,632
1,850
Ryder System, Inc. .................
152,496
323,128
Semiconductors & Semiconductor Equipment
— 4.0%
3,050
Applied Materials, Inc. ..............
479,948
776
Broadcom, Inc. ...................
516,358
600
KLA Corp. ......................
258,066
350
Microchip Technology, Inc. ...........
30,471
700
QUALCOMM, Inc. ................
128,009
1,412,852
Software — 1.4%
4,844
Oracle Corp. .....................
422,445
1,050
SS&C Technologies Holdings, Inc. .....
86,079
508,524
Specialty Retail — 1.3%
150
AutoZone, Inc.(a) ..................
314,458
200
O'Reilly Automotive, Inc.(a) ..........
141,246
455,704
Technology Hardware, Storage & Peripherals
— 2.7%
8,125
Dell Technologies, Inc., Class C(a) ......
456,381
13,450
HP, Inc. .........................
506,662
963,043
Textiles, Apparel & Luxury Goods — 0.5%
2,500
Capri Holdings, Ltd.(a) ..............
162,275
Tobacco — 1.5%
7,050
Altria Group, Inc. ..................
334,099

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Tobacco — (continued)
2,250
Philip Morris International, Inc. ........
$ 213,750
547,849
Trading Companies & Distributors — 0.5%
5,800
Univar Solutions, Inc.(a) .............
164,430
Total Common Stocks
(Cost $28,881,717) ............... 35,247,910
MONEY MARKET FUND — 0.4%
132,276
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(b) .......
132,276
Total Money Market Fund
(Cost $132,276) ................. 132,276
Total Investments — 99.8%
(Cost $29,013,993) ............................ 35,380,186
Net Other Assets (Liabilities) — 0.2% ............... 60,310
NET ASSETS — 100.0% .......................
$ 35,440,496
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund
December 31, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)
December 31, 2021 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2021 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund ... $ 35,380,186(a) $ — $ — $ 35,380,186
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.